LAND USE RIGHT (Schedule of Expected Amortization Expense of Land Use Rights) (Details)	Dec. 31, 2014 USD ($)
Land Use Right [Abstract]
Year ending December 31, 2015	$ 6,692
2016	6,692
2017	6,692
2018	6,692
2019	6,692
Thereafter	246,135
Land Use Rights	$ 279,595